Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Percentage of ownership interest held	36.00%
Unpaid portion	$ 115	$ 115
CyberLink-Japan | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years
CyberLink | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink | Maximum
Related Party Transactions
Lease rental contractual period	2 years